Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

November 19, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Turner Funds

 (1933 Act Registration No. 333-00641)

 (1940 Act Registration No. 811-07527)

Ladies and Gentlemen:

 On behalf of Turner Funds (the “Trust”), I have transmitted herewith for filing Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 69 to the Trust’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”).  The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act to register three new investment portfolios of the Trust, the Turner Market Neutral Fund, Turner Medical Sciences Long/Short Fund and Turner Titan Fund, and their shares.

Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2883.

Very truly yours,

/s/ Lisa Whittaker
Lisa Whittaker

cc:	Michael P. Malloy
Joshua B. Deringer